UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2012

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Liberty Street Horizon Fund
(Class A: LSHAX)
(Class C: LSHCX)
(Institutional Class: LSHUX)

SEMI-ANNUAL REPORT
October 31, 2012

www.libertystreetfunds.com

Liberty Street Horizon Fund
a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	14
Supplemental Information	21
Expense Example	24

This report and the financial statements contained herein are provided for the general information of the shareholders of the Liberty Street Horizon Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The Fund's investment parameters are diverse and as such may be subject to different forms of investment risk such as non-diversification risk, concentration risk, small and medium sized company risk, interest rate risk, high yield/lower rated (junk) bonds and foreign/emerging markets securities risk. The Fund may, also, purchase IPOs to increase its exposure to certain securities. Distressed securities involve considerable risk and are more likely to become worthless than securities of more financially stable companies. Please see the prospectus for a more detailed discussion of the risks that may be associated with the Fund.

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2012 (Unaudited)

Number of Shares		Value

	CLOSED-END FUNDS – 0.0%
	GROWTH – 0.0%
400	JZ Capital Partners Ltd.	$2,711

	TOTAL CLOSED-END FUNDS (Cost $2,281)	2,711

	COMMON STOCKS – 98.5%
	CONSUMER DISCRETIONARY – 46.5%
	AUCTION HOUSE/ART DEALER – 0.0%
475	Sotheby's	14,787

	BROADCAST SERVICES/PROGRAMS – 16.7%
1,200	AMC Networks, Inc. - Class A*	56,064
24,000	CBS Corp. - Class B	777,600
400	Discovery Communications, Inc. - Class A*	23,608
8,000	Grupo Televisa S.A.B. - ADR1	180,800
30,000	Liberty Interactive Corp. - Class A*	600,000
50,000	Liberty Media Corp. - Liberty Capital - Class A*	5,583,500
30,000	Viacom, Inc. - Class B	1,538,100
		8,759,672
	BUILDING-RESIDENTIAL/COMMERCIAL – 0.3%
9,000	Brookfield Residential Properties, Inc.*, 1	155,700
200	Lennar Corp. - Class A	7,494
		163,194
	CASINO HOTEL – 3.9%
18,030	Las Vegas Sands Corp.	837,313
10,000	Wynn Resorts Ltd.	1,210,600
		2,047,913
	CONSUMER PRODUCTS-MISCELLANEOUS – 5.7%
60,000	Jarden Corp.	2,988,000

	E-COMMERCE/SERVICE – 0.2%
2,100	Liberty Ventures	119,511

	HOLDING COMPANY – 4.8%
60,064	Icahn Enterprises LP	2,510,675

	MOTION PICTURES & SERVICES – 1.2%
30,005	DreamWorks Animation SKG, Inc. - Class A*	611,202

	PROFESSIONAL SPORTS – 0.0%
200	Madison Square Garden Co. - Class A*	8,232

	RETAIL-APPAREL/SHOES – 0.7%
7,200	Limited Brands, Inc.	344,808

	RETAIL-AUTOMOBILES – 5.1%
60,000	AutoNation, Inc.*	2,664,000

	RETAIL-BUILDING PRODUCTS – 0.1%
3,959	Orchard Supply Hardware Stores Corp. - Class A*	49,171

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	RETAIL-MAJOR DEPTARTMENT STORES – 6.7%
19,702	Sears Canada, Inc.*	$228,631
46,000	Sears Holdings Corp.*	2,882,820
10,700	Sears Hometown and Outlet Stores, Inc.*	390,550
		3,502,001
	SATELLITE TELECOM – 1.1%
16,400	DISH Network Corp. - Class A*	584,332
		24,367,498
	CONSUMER STAPLES – 0.5%
	BEVERAGES-WINE/SPIRITS – 0.1%
300	Brown-Forman Corp. - Class A	18,357

	CONSUMER PRODUCTS-MISCELLANEOUS – 0.4%
12,797	Prestige Brands Holdings, Inc.*	222,540

	TOBACCO – 0.0%
200	Philip Morris International, Inc.	17,712
		258,609
	ENERGY – 2.4%
	OIL COMPANIES-EXPLORATION & PRODUCTION – 0.9%
2,400	Continental Resources, Inc.*	172,464
600	Paramount Resources Ltd. - Class A*	20,305
18,000	Penn West Petroleum Ltd.1	233,820
800	Tourmaline Oil Corp.*	26,433
600	WPX Energy, Inc.	10,164
		463,186
	OIL COMPANIES-INTEGRATED – 1.5%
18,000	Imperial Oil Ltd.1	790,200
		1,253,386
	FINANCIALS – 35.5%
	CENTRAL BANKS – 0.6%
800	Bank of Japan*	310,660

	COMMERCIAL BANKS-CENTRAL U.S. – 1.4%
12,534	BOK Financial Corp.	735,119

	HOLDING COMPANY – 5.2%
100	Berkshire Hathaway, Inc. - Class B*	8,635
120,000	Leucadia National Corp.	2,724,000
		2,732,635
	INVESTMENT COMPANIES – 0.5%
270,000	Urbana Corp. - Class A*	246,008

	INVESTMENT MANAGEMENT/ADVISORY SERVICES – 6.0%
50,791	Brookfield Asset Management, Inc. - Class A1	1,749,242

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
	INVESTMENT MANAGEMENT/ADVISORY SERVICES (Continued)
1,600	Dundee Corp. - Class A*, 1	$40,011
4,800	Onex Corp.1	193,215
280,000	Value Partners Group Ltd.	152,825
10,419	Virtus Investment Partners, Inc.*	1,000,224
		3,135,517
	OIL-U.S. ROYALTY TRUSTS – 2.8%
28,400	Texas Pacific Land Trust	1,494,408

	REAL ESTATE OPERATIONS/DEVELOPMENTS – 11.8%
80,000	Forest City Enterprises, Inc. - Class A*	1,284,000
70,000	Howard Hughes Corp.*	4,900,000
		6,184,000
	REITS-DIVERSIFIED – 0.5%
3,000	Vornado Realty Trust	240,630

	REITS-MANUFACTURED HOMES – 1.0%
8,000	Equity Lifestyle Properties, Inc.	538,640

	REITS-REGIONAL MALLS – 1.1%
8,000	General Growth Properties, Inc.	157,280
27,000	Rouse Properties, Inc.	406,620
		563,900
	REITS-SHOPPING CENTERS – 4.6%
6,800	Calloway Real Estate Investment Trust	197,106
440,000	Link REIT	2,188,631
		2,385,737
		18,567,254
	HEALTH CARE – 0.0%
	MEDICAL-DRUGS – 0.0%
2,000	Opko Health, Inc.*	8,560

	INDUSTRIALS – 6.5%
	AIRPORT DEVELOPMENT/MAINTENANCE – 2.2%
1,800,000	Beijing Capital International Airport Co., Ltd. - Class H	1,158,960

	DISTRIBUTION/WHOLESALE – 0.1%
400	Watsco, Inc.	27,340

	DIVERSIFIED MANUFACTURING – 0.2%
2,800	Colfax Corp.*	96,292
100	Danaher Corp.	5,173
		101,465
	HOLDING COMPANY – 4.0%
120,000	Jardine Strategic Holdings Ltd. - ADR1	2,136,000

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
		$3,423,765
	INFORMATION TECHNOLOGY – 4.1%
	E-COMMERCE/SERVICE – 2.8%
30,000	IAC/InterActiveCorp	1,450,500

	SATELLITE TELECOM – 1.2%
15,600	EchoStar Corp. - Class A*	495,456
1,600	Loral Space & Communications, Inc.	125,856
		621,312
	WEB PORTALS/ISP – 0.1%
100	Google, Inc. - Class A*	67,977
		2,139,789
	MATERIALS – 3.0%
	CHEMICALS-SPECIALTY – 0.1%
5,400	Valhi, Inc.	67,716

	GOLD MINING – 2.2%
20,000	Franco-Nevada Corp.	1,151,640

	METAL-DIVERSIFIED – 0.1%
10,000	Glencore International PLC	55,360

	PRECIOUS METALS – 0.6%
60,800	McEwen Mining, Inc.*	295,488
		1,570,204
	TOTAL COMMON STOCKS (Cost $44,018,511)	51,589,065

	EXCHANGE-TRADED FUNDS – 0.4%
	GAMING & ENTERTAINMENT – 0.4%
5,486	Market Vectors Gaming ETF	189,322

	GROWTH & INCOME – 0.0%
200	PowerShares Buyback Achievers Portfolio	5,918

	TOTAL EXCHANGE-TRADED FUNDS (Cost $120,580)	195,240

	PREFERRED STOCKS – 0.0%
	CONSUMER DISCRETIONARY – 0.0%
	RETAIL-BUILDING PRODUCTS – 0.0%
3,959	Orchard Supply Hardware Stores Corp.	8,156

	TOTAL PREFERRED STOCKS (Cost $—)	8,156

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.2%
$605,497	UMB Money Market Fiduciary, 0.01%2	$605,497

	TOTAL SHORT-TERM INVESTMENTS (Cost $605,497)	605,497

	TOTAL INVESTMENTS – 100.1% (Cost $44,746,869)	52,400,669
	Liabilities in Excess of Other Assets – (0.1)%	(56,725)

	TOTAL NET ASSETS – 100.0%	$52,343,944

ADR – American Depository Receipt
ETF – Exchange Traded Fund
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
SUMMARY OF INVESTMENTS
As of October 31, 2012 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Closed-End Funds	0.0%
Common Stocks
Broadcast Services/Programs	16.7%
Real Estate Operations/Developments	11.8%
Retail-Major Department Stores	6.7%
Investment Management/Advisory Services	6.0%
Consumer Products-Miscellaneous (Consumer Discretionary)	5.7%
Holding Company (Financials)	5.2%
Retail-Automobiles	5.1%
Holding Company (Consumer Discretionary)	4.8%
REITS-Shopping Centers	4.6%
Holding Company (Industrials)	4.0%
Casino Hotel	3.9%
Oil-U.S. Royalty Trusts	2.8%
E-Commerce/Service (Information Technology)	2.8%
Airport Development/Maintenance	2.2%
Gold Mining	2.2%
Oil Companies-Integrated	1.5%
Commercial Banks-Central U.S.	1.4%
Satellite Telecom (Information Technology)	1.2%
Motion Pictures & Services	1.2%
Satellite Telecom (Consumer Discretionary)	1.1%
REITS-Regional Malls	1.1%
REITS-Manufactured Homes	1.0%
Oil Companies-Exploration & Production	0.9%
Retail-Apparel/Shoes	0.7%
Central Banks	0.6%
Precious Metals	0.6%
Investment Companies	0.5%
REITS-Diversified	0.5%
Consumer Products-Miscellaneous (Consumer Staples)	0.4%
Building-Residential/Commercial	0.3%
E-Commerce/Service (Consumer Discretionary)	0.2%
Diversified Manufacturing	0.2%
Web Portals/ISP	0.1%
Chemicals-Specialty	0.1%
Metal-Diversified	0.1%
Retail-Building Products	0.1%
Distribution/Wholesale	0.1%
Beverages-Wine/Spirits	0.1%
Tobacco	0.0%
Auction House/Art Dealer	0.0%
Medical-Drugs	0.0%
Professional Sports	0.0%

Liberty Street Horizon Fund
SUMMARY OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Total Common Stocks	98.5%
Exchange-Traded Funds
Gaming & Entertainment	0.4%
Growth & Income	0.0%
Total Exchange-Traded Funds	0.4%
Preferred Stocks	0.0%
Short-Term Investments	1.2%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2012 (Unaudited)

Assets:
Investments, at value (cost $44,746,869)	$52,400,669
Receivables:
Fund shares sold	19,400
Dividends and interest	16,868
Prepaid expenses	57,763
Total assets	52,494,700

Liabilities:
Payables:
Fund shares redeemed	61,248
Investment securities purchased	12,051
Advisory fees	15,836
Distribution fees - Class A & Class C (Note 7)	6,785
Transfer agent fees and expenses	19,756
Administration fees	9,742
Fund accounting fees	8,452
Custody fees	2,474
Chief Compliance Officer fees	1,008
Trustees' fees and expenses	316
Accrued other expenses	13,088
Total liabilities	150,756

Net Assets	$52,343,944

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$61,631,912
Accumulated net investment loss	(288,795)
Accumulated net realized loss on investments and foreign currency transactions	(16,652,978)
Net unrealized appreciation on:
Investments	7,653,800
Foreign currency translations	5
Net Assets	$52,343,944

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$7,413,667
Shares of beneficial interest issued and outstanding	1,015,277
Redemption price	7.30
Maximum sales charge (4.75%* of offering price)	0.36
Maximum offering price to public	$7.66

Class C Shares:
Net assets applicable to shares outstanding	$7,849,140
Shares of beneficial interest issued and outstanding	1,090,036
Redemption price	$7.20

Institutional Shares:
Net assets applicable to shares outstanding	$37,081,137
Shares of beneficial interest issued and outstanding	5,107,267
Redemption price	$7.26

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $9,380)	$459,952
Interest	19
Total investment income	459,971

Expenses:
Advisory fees	288,739
Transfer agent fees and expenses	78,793
Administration fees	38,239
Fund accounting fees	33,725
Distribution fees - Class C (Note 7)	29,202
Custody fees	28,528
Registration fees	16,635
Legal fees	10,472
Distribution fees - Class A (Note 7)	9,476
Shareholder reporting fees	9,169
Audit fees	7,631
Chief Compliance Officer fees	5,093
Trustees' fees and expenses	3,659
Miscellaneous	3,025
Insurance fees	1,058

Total expenses	563,444
Advisory fees waived	(163,843)
Net expenses	399,601
Net investment income	60,370

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	3,517,486
Foreign currency transactions	(142)
Net realized gain	3,517,344
Net change in unrealized appreciation/depreciation on:
Investments	(701,697)
Foreign currency translations	5
Net change in unrealized appreciation/depreciation	(701,692)
Net realized and unrealized gain on investments and
foreign currency	2,815,652

Net Increase in Net Assets from Operations	$2,876,022

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2012	For the Year Ended
	(Unaudited)	April 30, 2012
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$60,370	$(44,029)
Net realized gain on investments and foreign currency transactions	3,517,344	4,837,721
Net change in unrealized appreciation/depreciation on investments and
foreign currency translations	(701,692)	(15,143,076)
Net increase (decrease) in net assets resulting from operations	2,876,022	(10,349,384)

Distributions to Shareholders:
From net investment income:
Class A	-	(89,324)
Class C	-	(39,497)
Institutional Class	-	(693,362)
Total distributions	-	(822,183)

Capital Transactions:
Net proceeds from shares sold:
Class A	60,438	353,584
Class C	34,100	422,115
Institutional Class	1,901,473	8,035,588
Reinvestment of distributions:
Class A	-	85,116
Class C	-	36,446
Institutional Class	-	666,636
Cost of shares redeemed:
Class A1	(1,672,017)	(6,534,430)
Class C2	(870,003)	(5,292,057)
Institutional Class3	(13,806,868)	(36,931,470)
Net decrease in net assets from capital transactions	(14,352,877)	(39,158,472)

Total decrease in net assets	(11,476,855)	(50,330,039)

Net Assets:
Beginning of period	63,820,799	114,150,838
End of period	$52,343,944	$63,820,799

Accumulated net investment loss	$(288,795)	$(349,165)

Capital Share Transactions:
Shares sold:
Class A	9,103	52,808
Class C	4,936	63,618
Institutional Class	283,787	1,226,966
Shares reinvested:
Class A	-	14,525
Class C	-	6,273
Institutional Class	-	114,542
Shares redeemed:
Class A	(247,105)	(1,046,669)
Class C	(130,247)	(858,092)
Institutional Class	(2,008,388)	(5,738,438)
Net decrease from capital share transactions	(2,087,914)	(6,164,467)

1	Net of redemption fee proceeds of $85 and $232, respectively.
2	Net of redemption fee proceeds of $0 and $19, respectively.
3	Net of redemption fee proceeds of $5,310 and $3,111, respectively.

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012		For the Year Ended April 30, 2011		For the Year Ended April 30, 2010		For the Year Ended April 30, 2009 †		For the Period May 4, 2007* to April 30, 2008 †
Net asset value, beginning of period	$6.91		$7.42		$6.36		$4.80		$9.39		$10.00
Income from Investment Operations:
Net investment income (loss)1	-		(0.01)		0.01		0.01		0.03		0.05
Net realized and unrealized gain (loss) on investments	0.39		(0.44)		1.24		1.66		(4.61)		(0.64)
Total from investment operations	0.39		(0.45)		1.25		1.67		(4.58)		(0.59)

Less Distributions:
From net investment income	-		(0.06)		(0.19)		(0.11)		(0.01)		(0.02)

Redemption fee proceeds	-	2	-	2	-	2	-	2	-	2	-	2

Net asset value, end of period	$7.30		$6.91		$7.42		$6.36		$4.80		$9.39

Total return 3	5.64%	4	(5.94)%		20.05%		35.00%		(48.80)%		(5.94)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,414		$8,658		$16,573		$24,688		$19,384		$17,506

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.07%	5	1.83%		1.70%		1.73%		1.91%		3.64%	5
After fees waived and expenses absorbed	1.50%	5	1.50%		1.50%		1.50%		1.50%		1.50%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(0.48)%	5	(0.50)%		(0.10)%		0.02%		0.08%		(1.66)%	5
After fees waived and expenses absorbed	0.09%	5	(0.17)%		0.10%		0.25%		0.49%		0.48%	5
Portfolio turnover rate	2%	4	19%		33%		20%		21%		29%	4

*	Commencement of operations.
†	Audited by previous Independent Registered Public Accounting Firm.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Total return excludes the effect of the applicable sales load.
4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012		For the Year Ended April 30, 2011		For the Year Ended April 30, 2010		For the Year Ended April 30, 2009 †		For the Period May 24, 2007* to April 30, 2008 †
Net asset value, beginning of period	$6.83		$7.33		$6.29		$4.75		$9.33		$10.05
Income from Investment Operations:
Net investment income (loss)1	(0.01)		(0.04)		(0.03)		(0.01)		-	2	-	2
Net realized and unrealized gain (loss) on investments	0.38		(0.44)		1.23		1.64		(4.58)		(0.71)
Total from investment operations	0.37		(0.48)		1.20		1.63		(4.58)		(0.71)

Less Distributions:
From net investment income	-		(0.02)		(0.16)		(0.09)		-		(0.02)

Redemption fee proceeds	-	2	-	2	-	2	-	2	-	2	0.01

Net asset value, end of period	$7.20		$6.83		$7.33		$6.29		$4.75		$9.33

Total return	5.42%	4	(6.44)%		19.40%		34.44%		(49.09)%		(7.02)%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,849		$8,300		$14,692		$15,219		$10,064		$11,580

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.57%	5	2.33%		2.20%		2.23%		2.50%		4.19%	4
After fees waived and expenses absorbed	2.00%	5	2.00%		2.00%		2.00%		2.00%		2.00%	4
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.98)%	5	(1.00)%		(0.60)%		0.02%		(0.47)%		(2.14)%	4
After fees waived and expenses absorbed	(0.41)%	5	(0.67)%		(0.40)%		(0.25)%		(0.03)%		(0.05)%	4
Portfolio turnover rate	2%	4	19%		33%		20%		21%		29%	3

*	Commencement of operations.
†	Audited by previous Independent Registered Public Accounting Firm.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012		For the Year Ended April 30, 2011		For the Year Ended April 30, 2010		For the Year Ended April 30, 2009 †	For the Period July 11, 2007* to April 30, 2008 †
Net asset value, beginning of period	$6.86		$7.38		$6.32		$4.77		$9.37	$10.79
Income from Investment Operations:
Net investment income1	0.01		0.01		0.02		0.03		0.04	0.05
Net realized and unrealized gain (loss) on investments	0.39		(0.45)		1.25		1.65		(4.62)	(1.44)
Total from investment operations	0.40		(0.44)		1.27		1.68		(4.58)	(1.39)

Less Distributions:
From net investment income	-		(0.08)		(0.21)		(0.13)		(0.03)	(0.04)

Redemption fee proceeds	-	2	-	2	-	2	-	2	0.01	0.01

Net asset value, end of period	$7.26		$6.86		$7.38		$6.32		$4.77	$9.37

Total return	5.83%	3	(5.74)%		20.51%		35.33%		(48.81)%	(12.88)%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,081		$46,863		$82,886		$86,012		$60,434	$31,788

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.82%	4	1.58%		1.45%		1.48%		1.68%	2.59%	4
After fees waived and expenses absorbed	1.25%	4	1.25%		1.25%		1.25%		1.25%	1.25%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.23)%	4	(0.25)%		0.15%		0.27%		0.25%	(0.66)%	4
After fees waived and expenses absorbed	0.34%	4	0.08%		0.35%		0.50%		0.68%	0.68%	4
Portfolio turnover rate	2%	3	19%		33%		20%		21%	29%	3

*	Commencement of operations.
†	Audited by previous Independent Registered Public Accounting Firm.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2012 (Unaudited)

Note 1 – Organization
The Liberty Street Horizon Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term growth of capital.  The Fund currently offers three classes of shares: Class A, Class C, and Institutional Class.  Class A commenced operations on May 4, 2007. Class C commenced operations on May 24, 2007.  Institutional Class commenced operations on July 11, 2007.

The Fund is the accounting and performance successor to the Liberty Street Horizon Fund, a series of Forum Funds (the “Predecessor Fund”).  On October 12, 2009, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A, C, and Institutional shares of the Fund.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost.  The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days.  Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2012 (Unaudited)

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At October 31, 2012, the Fund did not have any forward contracts outstanding.

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010.  The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.  In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2012 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended October 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(g) Securities Lending
The Fund may engage in securities lending. The loans are secured by collateral. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities. The cash collateral is maintained on the Fund's behalf and is invested in short-term securities. Loans are subject to termination at the option of the borrower of the security. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest and/or fees earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of October 31, 2012, there were no securities loaned by the Fund and there was no collateral due to broker by the Fund.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.  The Advisor engages Horizon Asset Management LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2012 (Unaudited)

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses to 1.50%, 2.00% and 1.25% of the Fund's average daily net assets for Class A, Class C, and Institutional Class, respectively until August 31, 2013.

For the six months ended October 31, 2012, the Advisor waived its advisory fees totaling $163,843.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit. The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture a portion of the following amounts no later than April 30, of the years stated below:

2013:	$244,678
2014:	220,158
2015:	272,244
2016:	163,843
$900,923

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended October 31, 2012, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended October 31, 2012, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At October 31, 2012, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$44,796,709

Gross unrealized appreciation	$11,533,876
Gross unrealized depreciation	(3,929,911)
Net unrealized appreciation on investments and foreign currency translations	$7,603,965

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2012 (Unaudited)

As of April 30, 2012 the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$23,928
Undistributed long-term gains	-
Tax accumulated earnings	23,928
Accumulated capital and other losses	$(19,163,692)
Unrealized appreciation on investments and foreign currency translations	6,975,774
Total accumulated earnings/(deficit)	$(12,163,990)

The tax character of distributions paid during the fiscal years ended April 30, 2012 and April 30, 2011 were as follows:

Distribution paid from:	April 30, 2012	April 30, 2011
Ordinary income	$822,183	$3,297,554
Long-term capital gains	-	-
Total distributions	$822,183	$3,297,554

As of April 30, 2012, the Fund had a short-term capital loss carryover of $16,021,564 of which $2,428,922 expires in 2017, $3,642,105 expires in 2018, and $9,950,537 expires in 2019.

The Fund utilized $2,987,952 of its capital loss carryforwards during the year ended April 30, 2012.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the "Act"), the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, the date of enactment of the Act, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. As of April 30, 2012, the Fund had $3,142,128 of post-October capital losses which are deferred until May 1, 2012 for tax purposes.

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended October 31, 2012 the Fund received $5,395 in redemption fees. As of August 31, 2012, the Fund no longer charged a redemption fee.

Note 6 - Investment Transactions
For the six months ended October 31, 2012, purchases and sales of investments, excluding short-term investments, were $1,148,727 and $16,047,261, respectively.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2012 (Unaudited)

Note 7 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to the Class A and Class C, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 0.75%, respectively, of average daily net assets, payable to the Distributor. The Institutional Class does not pay any distribution fees.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC, markets the Fund shares to financial intermediaries pursuant to a selling dealer agreement.  In addition, HRC Fund Associates, LLC may receive sales charges from the Fund’s Distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s distributor.

For the six months ended October 31, 2012, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2012 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 22	Level 32	Total
Investments
Closed-End Funds	$2,711	$-	$-	$2,711
Common Stocks1	51,589,065	-	-	51,589,065
Exchange-Traded Funds	195,240	-	-	195,240
Preferred Stocks	8,156	-	-	8,156
Short-Term Investments	605,497	-	-	605,497
Total Investments	$52,400,669	$-	$-	$52,400,669

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
2	The Fund did not hold any Level 2 or Level 3 securities at period end.

There were no transfers between Levels at period end.

Note 10 – Recently Issued Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Liberty Street Horizon Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At in-person meetings held on August 14-15, 2012, and September 26-27, 2012, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Liberty Street Advisors, Inc. (the “Investment Advisor”) and the Sub-Advisory Agreement between the Investment Advisor and Horizon Asset Management, Inc. (the “Sub-Advisor”) with respect to the Liberty Street Horizon Fund series of the Trust (the “Fund”) for additional one-year terms.  In approving renewal of the Agreements, the Board of Trustees, including the Independent Trustees, determined that renewal of each Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund from the Investment Advisor, the Sub-Advisor and Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Agreements. The Board also considered information reviewed by the Board during the year at other Board and committee meetings.  Before voting on each Agreement, the Independent Trustees met in a private session at which no representatives of the Investment Advisor or Sub-Advisor were present.

In approving each Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Liberty Street Advisors, Inc.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund compared with the returns of the S&P 500 Index and the returns of a select group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its World Large Core Universe for the one- and three-year periods ended June 30, 2012.  With respect to the performance results of the Fund, the Trustees noted that the meeting materials indicated that the annualized total returns of the Fund for the one-year period were below the returns of the S&P 500 Index and the World Large Core Universe median but above the Peer Group median, and were below all those measures for the three-year period. The Board noted that consideration of returns of market indexes needed to take into account that indexes do not reflect the expenses of operating mutual funds.

The Board considered the overall quality of services provided by the Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in all aspects of management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, the commitment of the Investment Advisor to the Fund’s growth, and the Investment Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Liberty Street Horizon Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee and Expense Ratio
With respect to the advisory fees and total expenses paid by the Fund, the Board noted the meeting materials indicated that the investment advisory fees (gross of fee waivers) and the total expenses paid by the Fund (net of fee waivers) were higher than the Fund’s Peer Group and Universe medians, although the net total expenses were not the highest in the Peer Group.  The Trustees also noted that the Investment Advisor was waiving a significant portion of its advisory fees with respect to the Fund because of the Fund’s low asset levels.  The Board noted that the Investment Advisor does not provide advisory services to any other mutual funds or any other accounts with similar investment strategies as the Fund, and therefore the Board could not compare the Fund’s advisory fees to the advisory fees paid by any other client of the Investment Advisor.  The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund, observing that the Investment Advisor had realized no profits with respect to the Fund in the past year. The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Fund, including investment advisory fees paid to the advisor, 12b-1 distribution fees paid to the advisor’s affiliates, and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset levels of the Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Horizon Asset Management, Inc.

Nature, Extent and Quality of Services
The Board’s observations with respect to the Fund’s performance are described above.  The Board noted the Sub-Advisor’s assessment of the effect of recent market volatility on the performance of the Fund and its expectation that the Fund would provide returns in excess of those produced by the broad markets over the long term.  The Board also considered the overall quality of services provided by the Sub-Advisor to the Fund.  In doing so, the Board considered the Sub-Advisor’s specific responsibilities in all aspects of management of the Fund, including the Fund’s day-to-day portfolio management, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Sub-Advisor’s organization and operations and the Sub-Advisor’s compliance structure and compliance procedures.  Based on its review, the Board and the Independent Trustees concluded that the Sub-Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Sub-Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Sub-Advisor to the Fund were satisfactory.

Liberty Street Horizon Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee and Economies of Scale

The Board noted that the Sub-Advisor does not provide advisory services to any other mutual funds or any other accounts with similar investment strategies as the Fund, but noted that the sub-advisory fee received by the Sub-Advisor is significantly lower than the fees charged by the Sub-Advisor to clients for all of its products, based on its advisory fee schedule. The Board also considered the benefits received by the Sub-Advisor as a result of its relationship with the Fund, including sub-advisory fees paid to the Sub-Advisor and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset levels of the Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.  The Board and the Independent Trustees concluded that the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Fund.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of each Agreement.

Liberty Street Horizon Fund
EXPENSE EXAMPLE
For the Six Months Ended October 31, 2012 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes and redemption fees, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 5/1/12 to 10/31/12.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/12	10/31/12	5/1/12 – 10/31/12
Class A
	Actual Performance	$ 1,000.00	$ 1,056.40	$ 7.79
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.63	7.64
Class C
	Actual Performance	1,000.00	1,054.20	10.36
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.11	10.17
Institutional Class
	Actual Performance	1,000.00	1,058.30	6.49
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.37

*
Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.00% and 1.25% for Class A, Class C and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Liberty Street Horizon Fund
a series of the Investment Managers Series Trust

Investment Advisor
Liberty Street Advisors, Inc.
125 Maiden Lane, 6th Floor
New York, New York 10038

Sub-Advisor
Horizon Asset Management LLC
470 Park Avenue South, 4th Floor South
New York, New York 10016

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Liberty Street Horizon Fund Class A	LSHAX	461 418 840
Liberty Street Horizon Fund Class C	LSHCX	461 418 832
Liberty Street Horizon Fund Institutional Class	LSHUX	461 418 824

Privacy Principles of the Liberty Street Horizon Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Liberty Street Horizon Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 207-7108, on the Fund’s website at http://www.libertystreetfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, on the Fund’s website at http://www.libertystreetfunds.com or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (800) 207-7108. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Liberty Street Horizon Fund
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233-2301
Toll Free: 1-800-207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	January 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	January 9, 2013

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	January 9, 2013